Post-retirement benefit obligations - Reconciliation PBO, RF Contributions (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of net defined benefit liability (asset)
Beginning balance	R 7,445
Ending balance	7,009	R 7,445
Reimbursement rights recognised in long-term receivables	122	137
Gain (loss) recognised in other comprehensive income	(14)	(42)
Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	76,056	70,508
Movements recognised in the income statement:	10,162	9,310
current service cost	1,585	1,564
interest cost	8,577	7,746
Actuarial losses/(gains) recognised in other comprehensive income:	2,081	(1,835)
arising from changes in financial assumptions	801	(141)
arising from change in actuarial experience	1,280	(1,694)
Member contributions	601	562
Benefits paid	(4,460)	(4,385)
Translation of foreign operations	(557)	1,896
Ending balance	83,883	76,056
Benefit obligation | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	8,229
Ending balance	7,919	8,229
Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	67,827
Ending balance	75,964	67,827
South Africa
Disclosure of net defined benefit liability (asset)
Beginning balance	(84)
Ending balance	(92)	(84)
South Africa | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	64,049	60,478
Movements recognised in the income statement:	9,268	8,426
current service cost	1,145	1,066
interest cost	8,123	7,360
Actuarial losses/(gains) recognised in other comprehensive income:	2,236	(1,482)
arising from changes in financial assumptions	911	421
arising from change in actuarial experience	1,325	(1,903)
Member contributions	601	562
Benefits paid	(3,968)	(3,935)
Ending balance	72,186	64,049
South Africa | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	64,049
Ending balance	72,186	64,049
Foreign Countries
Disclosure of net defined benefit liability (asset)
Beginning balance	7,529
Ending balance	7,101	7,529
Foreign Countries | Benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	12,007	10,030
Movements recognised in the income statement:	894	884
current service cost	440	498
interest cost	454	386
Actuarial losses/(gains) recognised in other comprehensive income:	(155)	(353)
arising from changes in financial assumptions	(110)	(562)
arising from change in actuarial experience	(45)	209
Benefits paid	(492)	(450)
Translation of foreign operations	(557)	1,896
Ending balance	11,697	12,007
Foreign Countries | Benefit obligation | Unfunded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	8,229
Ending balance	7,919	8,229
Foreign Countries | Benefit obligation | Funded benefit obligation
Disclosure of net defined benefit liability (asset)
Beginning balance	3,778
Ending balance	R 3,778	R 3,778